Revenue from Contracts with Customers	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

3. Revenue from Contracts with Customers

Currently, we provide Engineering and Design (“E&D”) services under three contracts, including two contracts we assumed as part of the HelioHeat Acquisition. We may provide any combination of individual products and services within such capabilities depending upon the customer and market opportunity.

We recognize revenue over time using the incurred costs method for our E&D services, in which significant judgment is required to evaluate assumptions including the amount of net contract revenues and the total estimated costs to determine our progress toward contract completion. If the estimated total costs on any contract are greater than the net contract revenues, we recognize the entire estimated loss in the period the loss becomes known and estimable. For the nine months ending September 30, 2021, there were no cumulative effects of revisions to estimates related to net contract revenues or costs to complete contracts, as such, we did not recognize any impact to revenue during the periods presented.

Our contracts with customers may include multiple promised goods and services. In such cases, we identify performance obligations by evaluating whether the promised goods and services are capable of being distinct within the context of the contract at contract inception. Promised goods and services that are not distinct at contract inception are combined. Once we identify the performance obligations, we determine a transaction price based on contractual amounts and an estimate of variable consideration. We allocate the transaction price to each performance obligation based on the relative stand-alone selling price (“SSP”) maximizing the use of observable inputs. Judgment is exercised to determine the SSP of each distinct performance obligation.

Revenue recognized for the three and nine months ended September 30, 2021 was $2.2 million and $3.6 million, respectively, relating to E&D services contracts with non-governmental and government customers in Australia and Europe, including two contracts assumed as part of the HelioHeat Acquisition in the third quarter of 2021. Payment for services, which are generally collected within 30 days of billing, are denominated in U.S. dollars or Euros. Revenue recognized under the contracts relates solely to the performance obligations satisfied in 2021 with no revenue recognized from performance obligations satisfied in prior periods. We expect to recognize revenue on the remaining work under our contracts of approximately $3.9 million, including $2.5 million of revenue to be recognized by the end of 2021 and $1.4 million of revenue to be recognized through 2024 as part of the two contracts assumed as part of the HelioHeat Acquisition. We had a contract liability balance of $1.7 million as of September 30, 2021. Additionally, we had $0.1 million of unbilled receivables related to the contracts assumed as part of the HelioHeat Acquisition.

3.    Revenue from Contracts with Customers

We operate our business under one operating segment through which we provide E&D services. We may provide any combination of individual products and services within such capabilities depending upon the customer and market opportunity.

We recognize revenue over time using the incurred costs method for our E&D services, in which significant judgment is required to evaluate assumptions including the amount of net contract revenues and the total estimated costs to determine our progress toward contract completion. If the estimated total costs on any contract are greater than the net contract revenues, we recognize the entire estimated loss in the period the loss becomes known. For the year ended December 31, 2020, there were no cumulative effects of revisions to estimates related to net contract revenues or costs to complete contracts, as such, we did not recognize any impact to revenue during the periods presented.

Our contracts with customers may include multiple promised goods and services. In such cases, we identify performance obligations by evaluating whether the promised goods and services are capable of being distinct within the context of the contract at contract inception. Promised goods and services that are not distinct at contract inception are combined. Once we identify the performance obligations, we will determine a transaction price based on contractual amounts and an estimate of variable consideration. We allocate the transaction price to each performance obligation based the on relative stand-alone selling price (“SSP”) maximizing the use of observable inputs. Judgment is exercised to determine the SSP of each distinct performance obligation.

As of December 31, 2020, we had completed our obligations under our only contract in which $200.0 thousand of revenue was generated for the year ended December 31, 2020. We entered into a separate contract with the same counterparty for an aggregate transaction price of $6.0 million, of which no revenue was recognized in the year ended December 31, 2020, as performance on the contract had not commenced. We expect to recognize the $6.0 million as revenue in 2021. Services under both contracts were performed and scheduled to be performed for a non-governmental customer in Australia. We generally collect payment within 60 days of billing.

There were no significant changes in our contract assets or liabilities as of and for the years ended December 31, 2020 and 2019.

On January 1, 2019 our balance in accounts receivable trade, net was $293.9 thousand. We did not have an opening balance in either contract assets or contract liabilities.

Revenue recognized for the year ended December 31, 2020 relates solely to the performance obligation satisfied in 2020, with no revenue recognized from performance obligations satisfied in prior periods.